EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS	EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for its employees. Pension benefits provided under the DB Plans are based on years of service and highest average earnings over three consecutive years of employment. Effective January 1, 2019, there were certain amendments made to the Canadian DB Plan for new members whereby, subsequent to that date, benefits provided for these new members are based on years of service and highest average earnings over five consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index. Net actuarial gains or losses are amortized out of AOCI over the EARSL of employees, which is approximately nine years at December 31, 2019 (2018 and 2017 – nine years).
On December 31, 2017, the Columbia DB Plan merged with TC Energy's U.S. DB Plan. Members accruing benefits in the Columbia DB Plan as of December 31, 2017 were provided an option to either continue receiving benefits in the Columbia DB Plan or instead participate in the existing U.S. DC Plan. In addition, on January 1, 2018, the Columbia other post-retirement benefit plan merged with TC Energy's U.S. other post-retirement benefit plan.
The Company also provides its employees with a savings plan in Canada, DC Plans consisting of 401(k) Plans in the U.S. and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses for the plans are amortized out of AOCI over the EARSL of employees, which was approximately 11 years at December 31, 2019 (2018 and 2017 – 12 years). In 2019, the Company expensed $61 million (2018 – $59 million; 2017 – $42 million) for the savings and DC Plans.
In April 2017, the Company U.S. DB Plan was closed to non-union new entrants. All non-union hires now participate in the DC Plan.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2019	2018	2017
(millions of Canadian $)

DB Plans	122	103	163
Other post-retirement benefit plans	22	23	7
Savings and DC Plans	61	59	42
	205	185	212

Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. As such, in addition to the cash contributions noted above, the Company provided a $12 million letter of credit to the Canadian DB Plan in 2019 (2018 – $17 million; 2017 – $27 million), resulting in a total of $289 million provided to the Canadian DB Plan under letters of credit at December 31, 2019.
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2019 and the next required valuation will be as at January 1, 2020.
In December 2018, the Company recorded a settlement resulting from lump sum payments made in 2018 to certain terminated non-union vested participants in the Company's U.S. DB Plan related to voluntary cash settlement options available to these participants. The impact of the settlement was determined using assumptions consistent with those employed at December 31, 2017. The settlement reduced the Company's U.S. DB Plan's unrealized actuarial losses by $4 million, which was included in OCI, and resulted in a settlement charge of $4 million which was recorded in net benefit costs in 2018. Effective December 1, 2018, the plan was amended to include this unlimited lump sum payment option for certain union employees who were not previously eligible.
In 2017, as a result of settlements and curtailments that occurred upon the completion of the U.S. Northeast power generation asset sales, interim remeasurements were performed on TC Energy’s U.S. DB Plan and other post-retirement benefit plans. The impact of these remeasurements reduced the U.S. DB Plan's unrealized actuarial losses by $3 million, which was included in OCI, and resulted in a settlement charge of $2 million which was recorded in net benefit cost in 2017. These remeasurements had no impact on the other post-retirement benefit plan's unrealized actuarial losses.
The Company's funded status at December 31 is comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2019	2018	2019	2018

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,653	3,646	430	375
Service cost	126	121	5	4
Interest cost	142	134	17	14
Employee contributions	5	5	—	—
Benefits paid	(213)	(177)	(24)	(23)
Actuarial loss/(gain)	394	(92)	13	43
Settlement	—	(71)	—	—
Foreign exchange rate changes	(49)	87	(14)	17
Benefit obligation – end of year	4,058	3,653	427	430
Change in Plan Assets
Plan assets at fair value – beginning of year	3,321	3,451	376	365
Actual return on plan assets	505	(73)	52	(15)
Employer contributions[2]	122	103	22	23
Employee contributions	5	5	—	—
Benefits paid	(212)	(176)	(24)	(27)
Settlement	—	(71)	—	—
Foreign exchange rate changes	(48)	82	(20)	30
Plan assets at fair value – end of year	3,693	3,321	406	376
Funded Status – Plan Deficit	(365)	(332)	(21)	(54)

1
The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2	Excludes a $12 million letter of credit provided to the Canadian DB Plan for funding purposes (2018 – $17 million).
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2019	2018	2019	2018

Intangible and other assets (Note 13)	—	—	162	192
Accounts payable and other	—	(1)	(8)	(8)
Other long-term liabilities (Note 16)	(365)	(331)	(175)	(238)
	(365)	(332)	(21)	(54)

Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2019	2018	2019	2018

Projected benefit obligation[1]	(4,058)	(3,653)	(182)	(246)
Plan assets at fair value	3,693	3,321	—	—
Funded Status – Plan Deficit	(365)	(332)	(182)	(246)

1	The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2019	2018
(millions of Canadian $)

Accumulated benefit obligation	(3,719)	(3,347)
Plan assets at fair value	3,693	3,321
Funded Status – Plan Deficit	(26)	(26)

Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2019	2018
(millions of Canadian $)

Accumulated benefit obligation	(2,397)	(3,347)
Plan assets at fair value	2,351	3,321
Funded Status – Plan Deficit	(46)	(26)

The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2019	2018	2019

Debt securities	32%	33%	25% to 45%
Equity securities	58%	56%	40% to 70%
Alternatives	10%	11%	5% to 15%
	100%	100%

Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2019	2018	2019	2018

Debt securities	9	8	0.2%	0.3%
Equity securities	15	7	0.4%	0.2%

Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and the use of leveraged derivatives is prohibited.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques such as option pricing models and extrapolation using significant inputs which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For additional information on the fair value hierarchy, refer to Note 25, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

Asset Category
Cash and Cash Equivalents	58	48	—	—	—	—	58	48	1	1
Equity Securities:
Canadian	402	355	189	138	—	—	591	493	14	13
U.S.	523	460	156	116	—	—	679	576	17	16
International	46	40	320	281	—	—	366	321	9	9
Global	136	116	297	268	—	—	433	384	11	10
Emerging	8	8	126	138	—	—	134	146	3	4
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	198	186	—	—	198	186	5	5
Provincial	—	—	246	198	—	—	246	198	6	5
Municipal	—	—	12	8	—	—	12	8	—	1
Corporate	—	—	125	112	—	—	125	112	3	3
U.S. Bonds:
Federal	421	350	7	—	—	—	428	350	11	9
State	—	—	—	—	—	—	—	—	—	—
Municipal	—	—	1	—	—	—	1	—	—	—
Corporate	67	145	120	51	—	—	187	196	5	5
International:
Government	7	6	4	4	—	—	11	10	—	1
Corporate	—	19	52	18	—	—	52	37	1	1
Mortgage backed	46	128	7	—	—	—	53	128	1	3
Other Investments:
Real estate	—	—	—	—	196	196	196	196	5	5
Infrastructure	—	—	—	—	181	163	181	163	4	4
Private equity funds	—	—	—	—	2	3	2	3	—	1
Funds held on deposit	146	142	—	—	—	—	146	142	4	4
	1,860	1,817	1,860	1,518	379	362	4,099	3,697	100	100

The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2017	216
Purchases and sales	127
Realized and unrealized gains	19
Balance at December 31, 2018	362
Purchases and sales	35
Realized and unrealized losses	(18)
Balance at December 31, 2019	379

The Company's expected funding contributions in 2020 are approximately $116 million for the DB Plans, approximately $7 million for the other post-retirement benefit plans and approximately $62 million for the savings plan and DC Plans. The Company expects to provide an additional estimated $12 million letter of credit to the Canadian DB Plan for the funding of solvency requirements.
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post- Retirement Benefits

2020	195	25
2021	199	25
2022	203	24
2023	207	24
2024	209	24
2025 to 2029	1,084	117
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of primarily corporate AA bond yields at December 31, 2019. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2019	2018	2019	2018

Discount rate	3.20%	3.90%	3.35%	4.10%
Rate of compensation increase	3.00%	3.00%	—	—

The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2019	2018	2017	2019	2018	2017

Discount rate	3.90%	3.60%	3.95%	4.10%	3.70%	4.15%
Expected long-term rate of return on plan assets	6.60%	6.70%	6.50%	4.30%	4.00%	6.05%
Rate of compensation increase	3.00%	3.00%	1.20%	—	—	—

The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns, asset mix and anticipated benefit payments from plan assets are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A 6.30 per cent weighted-average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2020 measurement purposes. The rate was assumed to decrease gradually to 4.50% by 2029 and remain at this level thereafter.
A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian $)	Increase	Decrease

Effect on total of service and interest cost components	2	(2)
Effect on post-retirement benefit obligation	31	(25)

The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2019	2018	2017	2019	2018	2017

Service cost[1]	126	121	108	5	4	4
Other components of net benefit cost[1]
Interest cost	142	134	122	17	14	14
Expected return on plan assets	(222)	(221)	(178)	(15)	(16)	(21)
Amortization of actuarial loss	12	15	14	2	1	1
Amortization of regulatory asset	14	18	37	2	—	1
Settlement charge – regulatory asset	—	—	2	—	—	—
Settlement charge – AOCI	—	4	2	—	—	—
	(54)	(50)	(1)	6	(1)	(5)
Net Benefit Cost Recognized	72	71	107	11	3	(1)

1	Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.
Pre-tax amounts recognized in AOCI were as follows:

	2019		2018		2017
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)
Net loss	398	20	364	53	273	11

The estimated net loss for the DB Plans and for the other post-retirement benefit plans that will be amortized from AOCI into net periodic benefit cost in 2020 is $21 million and $2 million, respectively.
Pre-tax amounts recognized in OCI were as follows:

	2019		2018		2017
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(12)	(2)	(15)	(1)	(18)	(1)
Curtailment	—	—	—	—	(14)	(2)
Settlement	—	—	(4)	—	(11)	—
Funded status adjustment	52	(37)	110	43	46	(7)
	40	(39)	91	42	3	(10)